Filed Pursuant to Rule 497
File no. 333-186877

Maximum Offering of 100,000,000 Shares
______________

Supplement No. 1 dated December 3, 2015
to
Prospectus dated November 4, 2015
________________

This Supplement No. 1 contains information which amends, supplements, or modifies certain information contained in the Prospectus of Pathway Energy Infrastructure Fund, Inc. (the “Company”) dated November 4, 2015, as amended or supplemented (the “Prospectus”).

You should carefully consider the “Risk Factors” beginning on page 27 of the Prospectus before you decide to invest.

The purpose of this supplement is to disclose the Company’s Quarterly Schedule of Portfolio Holdings on Form N-Q for the quarter ended September 30, 2015, which is attached hereto as Annex A.

Annex A

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22807
Pathway Energy Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)
10 East 40th Street, 42nd Floor
New York, NY 10016
(Address of principal executive offices)
M. Grier Eliasek
Chief Executive Officer
Pathway Energy Infrastructure Fund, Inc.
10 East 40th Street, 42nd Floor
New York, NY 10016
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 448-0702
Date of fiscal year end: June 30
Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

Pathway Energy Infrastructure Fund, Inc.
Schedule of Investments
September 30, 2015
(unaudited)

Portfolio Investments(1)	Industry	Interest Rate	Maturity Date	Principal Amount	Amortized Cost	Fair Value(3)	% of Net Assets
Senior Secured and Unsecured Bonds
Bill Barrett Corp.(2)	Upstream	7.625%	10/1/2019	$150,000	$120,231	$110,437	3.5%
Brand Energy & Infrastructure Services, Inc.	Energy Services	8.500%	12/1/2021	200,000	182,500	177,250	5.6%
Carrizo Oil and Gas, Inc.(2)	Upstream	7.500%	9/15/2020	222,000	214,084	207,431	6.6%
CSI Compressco LP / Compressco Finance, Inc.(2)	Energy Services and Equipment	7.250%	8/15/2022	250,000	205,158	205,625	6.5%
Ferrellgas Partners LP(2)	Downstream	8.625%	6/15/2018	250,000	251,226	249,062	7.9%
Gardener Driver, Inc.(2)	Energy/Industrial Services and Equipment	6.875%	8/15/2021	150,000	136,573	132,563	4.2%
Global Partners LP / GLP Finance Corp.	Midstream	7.000%	6/15/2023	200,000	186,500	186,750	5.9%
Gulfport Energy Corp.(2)	Upstream	7.750%	11/1/2020	250,000	246,283	245,625	7.8%
Hexion Inc.(2)	Chemicals	6.625%	4/15/2020	200,000	185,658	170,250	5.4%
Holly Energy partners LP(2)	Midstream	6.500%	3/1/2020	150,000	147,024	143,250	4.6%
Laredo Petroleum, Inc.(2)	Upstream	7.375%	5/1/2022	200,000	201,996	195,031	6.2%
Martin Midstream Partners LP(2)	Midstream	7.250%	2/15/2021	250,000	240,031	231,901	7.4%
Memorial Production Partners LP / Memorial Production Finance Corp.(2)	Upstream	7.625%	5/1/2021	150,000	106,758	102,000	3.2%
Nexeo Solutions LLC / Nexeo Solutions Finance Corp.(2)	Chemicals	8.375%	3/1/2018	200,000	190,519	185,500	5.9%
NGL Energy Partners LP(2)	Midstream	6.875%	10/15/2021	150,000	148,886	142,875	4.5%
Northern Oil and Gas, Inc.(2)	Upstream	8.000%	6/1/2020	150,000	118,031	112,875	3.6%
PDC Energy, Inc.(2)	Upstream	7.750%	10/15/2020	250,000	251,243	248,594	7.9%
Rice Energy, Inc.(2)	Upstream	7.250%	5/1/2023	150,000	145,518	141,000	4.5%
RSP Permian, Inc.(2)	Upstream	6.625%	10/1/2022	150,000	148,882	143,438	4.6%
Western Refining Logistics LP / WRNL Finance Corp.(2)	Midstream	7.500%	2/15/2021	150,000	155,932	147,046	4.7%
Westmoreland Coal Co.(2)	Upstream	8.750%	1/1/2022	250,000	215,764	207,188	6.6%
WPX Energy, Inc.(2)	Upstream	7.500%	8/1/2020	150,000	148,317	138,188	4.4%
Total Senior Secured an Unsecured Bonds					3,947,114	3,823,879	121.5%
Total investments					$3,947,114	3,823,879	121.5%
Liabilities in excess of other assets						(680,147)	(21.5)%
Net assets						$3,143,732	100.0%

(1) The Company does not "control" and is not an "affiliate" of any of the portfolio investments, each term as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). In general, under the 1940 Act, the Company would be presumed to "control" a portfolio company if the Company owned 25% or more of its voting securities and would be an "affiliate" of a portfolio company if the Company owned 5% or more of its voting securities.

(2)Security or portion thereof is pledged as collateral supporting the amounts outstanding under the credit facility with BNP Paribas Prime Brokerage International, Ltd.
(3) Fair value is determined by or under the direction of the Company's Board of Directors (see Note 1).

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2015 FORM N-Q                                     2
PATHWAY ENERGY INFRASTRUCTURE FUND, INC.

Notes to Schedule of Investments
September 30, 2015
(unaudited)

Note 1. Investments
Pathway Energy Infrastructure Fund, Inc. (the "Company") follows guidance under U.S. generally accepted accounting principles, which classifies the inputs used to measure fair values into the following hierarchy:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2. Quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets or liabilities on an inactive market, or other observable inputs other than quoted prices.

Level 3. Unobservable inputs for the asset or liability.

In all cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each investment.

Investments for which market quotations are readily available are valued at such market quotations and are classified in level 1 of the fair value hierarchy.

Securities traded on a national securities exchange are valued at the last sale price on such exchange on the date of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Securities traded on the Nasdaq market are valued at the Nasdaq official closing price ("NOCP") on the day of valuation or, if there was no NOCP issued, at the last sale price on such day. Securities traded on the Nasdaq market for which there is no NOCP and no last sale price on the day of valuation are valued at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price.

Securities traded in the over-the-counter market are valued by an independent pricing agent or more than one principal market maker, if available, otherwise a principal market maker or a primary market dealer. The Company valued over-the-counter securities by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent pricing agent and screened for validity by such service. Such securities are categorized in level 2 of the fair value hierarchy.

With respect to investments for which market quotations are not readily available, or when such market quotations are deemed not to represent fair value, the board of directors (the “Board”) has approved a multi-step valuation process for each quarter, as described below, and such investments are classified in level 3 of the fair value hierarchy:

1.	each portfolio investment is reviewed by investment professionals of the Adviser with an independent valuation firm engaged by the Board;

2.	the independent valuation firm conducts independent valuations and make its own independent assessments;

3.	the audit committee of the Board (the “Audit Committee”) reviews and discusses the preliminary valuation of the Adviser and that of the independent valuation firm; and

4.
the Board discusses valuations and determines the fair value of each investment in the Company’s portfolio in good faith based on the input of the Adviser, the independent valuation firm and the Audit Committee.

The types of factors that are taken into account in fair value determination include, as relevant, market changes in expected returns for similar investments, performance improvement or deterioration, the nature and realizable value of any collateral, the issuer’s ability to make payments and its earnings and cash flows, the markets in which the issuer does business, comparisons to traded securities, and other relevant factors.

SEPTEMBER 30, 2015 FORM N-Q                                     3
PATHWAY ENERGY INFRASTRUCTURE FUND, INC.

Notes to Schedule of Investments
September 30, 2015
(unaudited)

The following table summarizes the inputs used to value the Company's investments measured at fair value as of September 30, 2015.

	Level 1	Level 2	Level 3	Total
Assets
Senior secured and unsecured bonds	$—	$3,823,879	$—	$3,823,879

Purchases and sales of investment securities (excluding short-term securities) for the quarter ended September 30, 2015 were $3,945,698 and $0, respectively.

Co-Investments
On February 10, 2014, the Company received an exemptive order from the SEC (the “Order”) that gave it the ability to negotiate terms other than price and quantity of co-investment transactions with other funds managed by the Adviser or certain affiliates, including Prospect Capital Corporation and Priority Income Fund, Inc., subject to the conditions included therein. Under the terms of the relief permitting the Company to co-invest with other funds managed by the Company’s Adviser or its affiliates, a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Company’s independent directors must make certain conclusions in connection with a co-investment transaction, including that (1) the terms of the proposed transaction, including the consideration to be paid, are reasonable and fair to the Company and its stockholders and do not involve overreaching of the Company or its stockholders on the part of any person concerned and (2) the transaction is consistent with the interests of the Company’s stockholders and is consistent with the Company’s investment objective and strategies. In certain situations where co-investment with one or more funds managed by the Adviser or its affiliates is not covered by the Order, such as when there is an opportunity to invest in different securities of the same issuer, the personnel of the Adviser or its affiliates will need to decide which fund will proceed with the investment. Such personnel will make these determinations based on policies and procedures, which are designed to reasonably ensure that investment opportunities are allocated fairly and equitably among affiliated funds over time and in a manner that is consistent with applicable laws, rules and regulations. Moreover, except in certain circumstances, when relying on the Order, the Company will be unable to invest in any issuer in which one or more funds managed by the Adviser or its affiliates has previously invested.

As of September 30, 2015, the Company had no co-investments with Prospect Capital Corporation or Priority Income Fund, Inc.

Note 2. Income Taxes
The tax cost of the Company's portfolio investments as of September 30, 2015 was as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$3,947,114	$717	$(123,952)	$(123,235)

Tax balances are estimates and are not final until the Company files its tax return.

SEPTEMBER 30, 2015 FORM N-Q                                     4
PATHWAY ENERGY INFRASTRUCTURE FUND, INC.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Company in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Company's management, including the Company's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Company's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Company's last fiscal quarter that have materially affected or are reasonably likely to materially affect the Company's internal control over financial reporting.

Item 3. Exhibits.
Certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PATHWAY ENERGY INFRASTRUCTURE FUND, INC.
By: /s/ M. Grier Eliasek
M. Grier Eliasek
Chief Executive Officer
Date: November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ M. Grier Eliasek
M. Grier Eliasek
Chief Executive Officer
Date: November 30, 2015

By: /s/ Brian H. Oswald
Brian H. Oswald
Chief Financial Officer, Chief Compliance Officer
Treasurer and Secretary
Date: November 30, 2015